Notes Related to the Consolidated Statement of Income (Loss) - Additional Information (Detail)						1 Months Ended			12 Months Ended
	Nov. 09, 2017	Oct. 03, 2017 € / shares shares	Jun. 27, 2017 EUR (€) € / shares	Oct. 03, 2016 EUR (€) € / shares shares	Apr. 29, 2015 EUR (€) € / shares shares	Jan. 31, 2016 EUR (€) € / shares shares	Aug. 31, 2015 EUR (€) € / shares	Apr. 29, 2015 € / shares shares	Dec. 31, 2017 EUR (€) Employees shares	Oct. 03, 2017 € / shares	Jun. 27, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) Employees	Dec. 31, 2015 EUR (€) Employees	Nov. 08, 2017	May 06, 2016 shares	Aug. 03, 2015 shares	Apr. 02, 2013 shares
Disclosure of detailed information of operating income [line items]
Other income									€ 3,364,000			€ 4,138,000	€ 2,929,000
Increase in research and development expenses									5,743,000
Increase in general and administrative expenses									1,983,000
Expenses related to warrants allocated to Directors and Board fees									325,000			2,050,000	1,593,000
Decrease in general and administrative expenses												928,000
Increase in personnel expenses									3,609,000			2,392,000
Price of underlying share | € / shares						€ 24.75
Expected dividends						0.00%
Personnal expense									11,604,000			7,995,000	5,603,000
Increase in finance income									3,113,000
Closing exchange rate														1.1630
Accumulated tax loss carry forwards									128,802,000			80,281,000	€ 59,682,000
ERYTECH Pharma Inc employees [member]
Disclosure of detailed information of operating income [line items]
Increase of personnel expenses												1,194,000
BSPCE2014 [member]
Disclosure of detailed information of operating income [line items]
Shares granted for allocation | shares																	22,500
BSA2014 [member]
Disclosure of detailed information of operating income [line items]
Shares granted for allocation | shares																	3,000
BSA 2016 [member]
Disclosure of detailed information of operating income [line items]
Estimated fair value of plan assets									€ 198,000
Senior management [member] | BSPCE2014 [member]
Disclosure of detailed information of operating income [line items]
Shares granted for allocation | shares																	(12,000)
Employees [member] | BSPCE2014 [member]
Disclosure of detailed information of operating income [line items]
Shares granted for allocation | shares															5,000		(10,500)
Parent [member]
Disclosure of detailed information of operating income [line items]
Increase of personnel expenses												€ 1,198,000
Number of employees | Employees												73	49
Weighted average full time employees | Employees									98			66	44
Personnel expenses [member]
Disclosure of detailed information of operating income [line items]
Increase in share-based compensation expenses									€ 297,000
2014 plan [member]
Disclosure of detailed information of operating income [line items]
Personnal expense						€ 245,000						€ 498,000	€ 1,133,000
Estimated residual fair value						€ 636,000
2014 plan [member] | BSPCE2014 [member]
Disclosure of detailed information of operating income [line items]
Shares granted for allocation | shares						1,000
Shares allocated will not be granted | shares						3,000
Assumptions used to detairmine fair value | shares						5,000
2014 plan [member] | Bottom of range [member] | BSPCE2014 [member]
Disclosure of detailed information of operating income [line items]
Risk-free interest rate						0.18%
Volatility rate						21.25%
Expected maturity period						5 years
2014 plan [member] | Top of range [member] | BSPCE2014 [member]
Disclosure of detailed information of operating income [line items]
Risk-free interest rate						0.11%
Volatility rate						22.27%
Expected maturity period						5 years 6 months 3 days
2017 plan [member]
Disclosure of detailed information of operating income [line items]
Number of free shares granted | shares				55,000
2017 plan [member] | BSA 2017 [member]
Disclosure of detailed information of operating income [line items]
Price of underlying share | € / shares			€ 26.47								€ 26.47
Expected dividends			0.00%
Volatility rate			48.00%
Expected maturity period			3 years
Number of free shares granted | shares									55,000
Attrition rate			0.00%
Estimated fair value of plan assets									€ 394,000
Exercise price | € / shares											€ 26.47
Ripo margin			5.00%
2017 plan [member] | AGAP 2017 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense											€ 348,000
Number of free shares granted | shares				83,127					74,475
Performance criteria			ERYP2017 : average price of the 40 quoted market share price days before the allocation date, which was €24.48 ERYPi : average price of the 40 quoted market share price days before the acquisition date, Tri : ERYPi / (ERYP2017-1) If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%
Share price			€ 24.48
Estimated fair value of plan assets			€ 1,081,000								€ 1,081,000
2017 plan [member] | SO 2017 [member]
Disclosure of detailed information of operating income [line items]
Price of underlying share | € / shares			€ 26.47								€ 26.47
Expected dividends											0.00%
Volatility rate											48.00%
Expected maturity period			3 years
Personnal expense											€ 65,000
Number of free shares granted | shares				40,200					22,200
Attrition rate											0.00%
Estimated fair value of plan assets			€ 308,000								€ 308,000
Exercise price | € / shares											€ 26.47
Ripo margin											5.00%
2017 plan [member] | AGA 2017 [member]
Disclosure of detailed information of operating income [line items]
Price of underlying share | € / shares			€ 26.47								€ 26.47
Expected dividends											0.00%
Volatility rate											48.00%
Expected maturity period			3 years
Attrition rate											0.00%
Ripo margin											5.00%
2016 plan [member] | AGAP 2016 [member]
Disclosure of detailed information of operating income [line items]
Price of underlying share | € / shares		€ 24.48		€ 18.52						€ 24.48
Expected dividends		0.00%		0.00%
Volatility rate		48.00%		45.00%
Expected maturity period				3 years						3 years
Personnal expense									€ 533,000			€ 151,000
Number of free shares granted | shares		16,650		111,261					151,563
Attrition rate		0.00%		0.00%
Repo margin				5.00%
Performance criteria				ERYP2017 : average price of the 40 quoted market share price days before the allocation date, which was €24.48 ERYPi : average price of the 40 quoted market share price days before the acquisition date, Tri : ERYPi / (ERYP2017-1) If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%
Share price				€ 24.48
Estimated fair value of plan assets									€ 974,000
Ripo margin		5.00%
2016 plan [member] | AGA 2016 [member]
Disclosure of detailed information of operating income [line items]
Price of underlying share | € / shares		€ 24.48								€ 24.48
Expected dividends		0.00%
Volatility rate		48.00%
Expected maturity period										3 years
Attrition rate		0.00%
Ripo margin		5.00%
2016 plan [member] | SO 2016 [member]
Disclosure of detailed information of operating income [line items]
Price of underlying share | € / shares		€ 24.70		€ 18.52						€ 24.70
Expected dividends		0.00%		0.00%
Volatility rate		48.00%		45.00%
Expected maturity period		3 years		3 years
Number of free shares granted | shares		30,000		44,499					95,499
Attrition rate		0.00%		0.00%
Repo margin				5.00%
Estimated fair value of plan assets									€ 202,000
Exercise price | € / shares		€ 23.59		€ 18.52
Ripo margin		5.00%
2016 plan [member] | BSA 2016 [member]
Disclosure of detailed information of operating income [line items]
Price of underlying share | € / shares				€ 18.52
Expected dividends				0.00%
Volatility rate				45.00%
Expected maturity period				3 years
Number of free shares granted | shares				45,000					60,000
Attrition rate				0.00%
Repo margin				5.00%
Exercise price | € / shares				€ 18.52
2012 Plan [member] | BSA 2012 [member]
Disclosure of detailed information of operating income [line items]
Shares granted for allocation | shares					2,150			2,150								3,585
Price of underlying share | € / shares					€ 31.19		€ 37.52	€ 31.19
Risk-free interest rate							0.08%	0.07%
Expected dividends							0.00%	0.00%
Volatility rate					20.50%		22.50%
Expected maturity period					2 years 6 months		2 years 4 months 9 days
U.S. dollars [member]
Disclosure of detailed information of operating income [line items]
Foreign exchange rate	1.1630
Closing exchange rate									1.1993
FRANCE
Disclosure of detailed information of operating income [line items]
Tax rate									34.43%			34.43%	34.43%
Tranche Four [Member] | 2016 plan [member] | AGAP 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									€ 27,000
Estimated fair value of plan assets									180,000
Tranche Four [Member] | 2016 plan [member] | AGA 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									27,000
Estimated fair value of plan assets									180,000
Tranche Four [Member] | 2016 plan [member] | SO 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									23,000
Estimated fair value of plan assets									208,000
Orphan Europe [member]
Disclosure of detailed information of operating income [line items]
Global amount financed for research									600,000
Other income [member]
Disclosure of detailed information of operating income [line items]
Other income									178,000			€ 327,000	€ 341,000
Research and development expenses [member]
Disclosure of detailed information of operating income [line items]
Increase in research and development expenses												8,944,000
Increase of external services									2,766,000			6,934,000
Increase of personnel expenses									2,634,000			1,305,000
Personnal expense									7,916,000			5,282,000	3,977,000
Research and development expenses [member] | Personnel expenses [member]
Disclosure of detailed information of operating income [line items]
Increase of personnel expenses									2,488,000
Research and development expenses [member] | General and administrative expense [member]
Disclosure of detailed information of operating income [line items]
Increase of personnel expenses									824,000
Research and development expenses [member] | 2014 plan [member]
Disclosure of detailed information of operating income [line items]
Personnal expense						€ 165,000
Research and development expenses [member] | 2017 plan [member] | AGAP 2017 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense											€ 180,000
Research and development expenses [member] | 2017 plan [member] | SO 2017 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense											50,000
Research and development expenses [member] | 2016 plan [member] | AGAP 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									217,000			61,000
Research and development expenses [member] | 2016 plan [member] | SO 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									90,000			22,000
Research and development expenses [member] | Tranche Four [Member] | 2016 plan [member] | AGAP 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									22,000
Research and development expenses [member] | Tranche Four [Member] | 2016 plan [member] | AGA 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									22,000
Research and development expenses [member] | Tranche Four [Member] | 2016 plan [member] | SO 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									9,000
General and administrative expense [member]
Disclosure of detailed information of operating income [line items]
Increase of personnel expenses									€ 975,000
Increase of personnel expenses, percentage									36.00%
Increase in rental and maintenance costs									€ 383,000
Increase in rental and maintenance costs, percentage									75.00%
Personnal expense									€ 3,688,000			2,713,000	€ 1,627,000
General and administrative expense [member] | 2014 plan [member]
Disclosure of detailed information of operating income [line items]
Personnal expense						€ 81,000
General and administrative expense [member] | 2017 plan [member] | BSA 2017 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									165,000
General and administrative expense [member] | 2017 plan [member] | AGAP 2017 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense											168,000
General and administrative expense [member] | 2017 plan [member] | SO 2017 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense											€ 15,000
General and administrative expense [member] | 2016 plan [member] | AGAP 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									316,000			90,000
General and administrative expense [member] | 2016 plan [member] | BSA 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									126,000			€ 37,000
General and administrative expense [member] | 2012 Plan [member] | BSA 2012 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense					€ 512,000		€ 1,081,000
General and administrative expense [member] | Tranche Four [Member] | 2016 plan [member] | AGAP 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									5,000
General and administrative expense [member] | Tranche Four [Member] | 2016 plan [member] | AGA 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									5,000
General and administrative expense [member] | Tranche Four [Member] | 2016 plan [member] | SO 2016 [member]
Disclosure of detailed information of operating income [line items]
Personnal expense									€ 14,000